Supplementary Oil and Gas Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Net Proved Oil and Natural Gas Reserves
YEAR ENDED DECEMBER 31, 2020
CONSTANT PRICES AND COSTS

	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and Proved Undeveloped Reserves (1)

December 31, 2019	46	5	143	6	82
Extensions & Discoveries	0	0	0	0	0
Improved Recovery & Infill Drilling	2	0	5	0	3
Technical Revisions	(4)	(3)	11	0	(5)
Acquisitions	0	0	0	0	0
Dispositions	0	0	0	0	0
Production	(4)	(1)	(19)	(1)	(9)

Change for the year	(6)	(4)	(3)	(1)	(11)

December 31, 2020	40	2	140	6	70

Developed	26	2	105	4	48
Undeveloped	14	0	35	2	22

Total (2)	40	2	140	6	70

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.
YEAR ENDED DECEMBER 31, 2019
CONSTANT PRICES AND COSTS

	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and Proved Undeveloped Reserves (1)
December 31, 2018	43	5	143	6	78
Extensions & Discoveries	—	—	1	—	—
Improved Recovery & Infill Drilling	5	—	13	1	8
Technical Revisions	2	2	5	—	5
Acquisitions	—	—	—	—	—
Dispositions	—	—	—	—	—
Production	(4)	(1)	(19)	(1)	(10)

Change for the year	3	—	—	—	4

December 31, 2019	46	5	143	6	82

Developed	31	4	102	4	57
Undeveloped	15	1	41	2	25

Total (2)	46	5	143	6	82

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

Capitalized Costs
CAPITALIZED COSTS

As at December 31, ($CAD millions)	2020	2019
Proved oil and gas properties	$10,838.3	$10,387.2
Unproved oil and gas properties	0	—

Total capitalized costs	10,838.3	10,387.2
Accumulated depletion and depreciation	(9,942.6)	(8,708.3)

Net capitalized costs	$895.7	$1,678.9

Costs Incurred
COSTS INCURRED

For the years ended December 31, ($CAD millions)	2020	2019
Property acquisition (disposition) costs (1)
Proved oil and gas properties – acquisitions	$0	$—
Proved oil and gas properties – dispositions	(0.1)	(10.7)
Unproved oil and gas properties	0	—
Exploration costs (2)	0.3	0.2
Development costs (3)	56.7	102.5

Capital expenditures	56.9	92.0
Corporate acquisitions	0	—

Total expenditures	$56.9	$92.0

(1)	Acquisitions are net of disposition of properties.
(2)	Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)	Includes equipping and facilities capital expenditures.

Standardized Measure of Discounted Future Net Cash Flows
STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2020	2019
Future cash inflows	$2,288	$3,884
Future production costs	(1,108)	(1,659)
Future development/ abandonment costs	(586)	(1,104)

Undiscounted pre-tax cash flows	594	1,121
Deferred income taxes (1)	0	—

Future net cash flows	594	1,121
Less 10% annual discount factor	(183)	(289)

Standardized measure of discounted future net cash flows	$411	$832

(1)	Obsidian Energy is currently not cash taxable and does not expect to be based on the assumptions in the forecast period.

Standardized Measure of Discounted Future Net Cash Flow Changes
STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW CHANGES

For the years ended December 31, ($CAD millions)	2020	2019
Standardized measure of discounted future net cash flows at beginning of year	$832	$826
Oil and gas sales during period net of production costs and royalties (1)	(123)	(215)
Changes due to prices (2)	(419)	(20)
Development costs during the period (3)	57	103
Changes in forecast development costs (4)	69	(88)
Changes resulting from extensions, infills and improved recovery (5)	(2)	48
Changes resulting from discoveries (2)	0	—
Changes resulting from acquisitions of reserves (5)	0	—
Changes resulting from dispositions of reserves (5)	(3)	(4)
Accretion of discount (6)	83	83
Net change in income tax (7)	0	—
Changes resulting from other changes and technical reserves revisions plus effects on timing (8)	(83)	98

Standardized measure of discounted future net cash flows at end of year	$411	$832

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.